Schedule of dvidends receivable from equity investees (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Light		R$ 71	R$ 71
Aliança Geração		225	114
Taesa		32
Others	[1]	7	3
Dividends Receivable Total		R$ 335	R$ 188

[1]	The subsidiaries grouped in ‘Others’ are identified in the table above under “Interest on Equity, and Dividends”.